ACCUMULATED OTHER COMPREHENSIVE INCOME	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME
ACCUMULATED OTHER COMPREHENSIVE INCOME

NOTE 3: ACCUMULATED OTHER COMPREHENSIVE INCOME

        Comprehensive income and its components are presented in the consolidated statements of comprehensive income. The components of accumulated other comprehensive income as of September 30, 2012 and December 31, 2011 are as follows:

	September 30, 2012	December 31, 2011
Cumulative foreign currency translation adjustment	$68,528	$43,836
Pension liability adjustment net of taxes of $3,095 and $3,267, respectively	(5,111)	(5,394)
Unrealized gains on retained interests net of taxes of $1,148 and $1,959, respectively	1,896	3,234
Unrealized loss on derivative financial instruments net of taxes of $5,206 and $6,957, respectively	(9,688)	(12,960)

Total	$55,625	$28,716

NOTE 10: ACCUMULATED OTHER COMPREHENSIVE INCOME

        The components of accumulated other comprehensive income as of December 31, 2011 and 2010 are as follows:

	2011	2010
Cumulative foreign translation adjustment	$43,836	$55,848
Pension liability adjustment net of taxes of $3,267 and $3,089	(5,394)	(5,006)
Unrealized gains on retained interests, net of taxes of $1,959 and $3,698	3,234	5,836
Unrealized loss on derivative financial instruments, net of taxes of $6,957 and $6,532	(12,960)	(11,036)

Total	$28,716	$45,642